Schedule of Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepayments And Other Assets
Value-added tax receivable		¥ 102,528	¥ 102,453
Deposits		9,402	11,465
Loans and advance to employees		8,892	11,583
Prepayment for the third parties		6,225	16,898
Cooperation service fee – current portion		1,240	1,674
Lease deposits-current portion		2,048	876
Others		7,598	13,862
Total	$ 19,427	137,933	158,811
Long-term cooperation service fee			1,476
Long-term lease deposits		666	1,426
Total		¥ 666	¥ 2,902